OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2015
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
NOTE 10:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2015	2014

Employees and payroll accruals	$5,185	$5,993
Government authorities	840	839
Provision for warranty	341	407
Accrued expenses	1,476	1,629
Related party	53	53
Others	33	51

	$7,928	$8,972